STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions for estimate of fair value of outstanding stock options

December 31, 2021	Quebecor		TVA Group
Risk-free interest rate	1.33%		1.29%
Distribution yield	3.91%		—%
Expected volatility	22.26%		52.11%
Expected remaining life	3.7	years	3.7	years

December 31, 2020	Quebecor		Quebecor Media		TVA Group
Risk-free interest rate	0.54%		0.27%		0.53%
Distribution yield	2.43%		1.00%		—%
Expected volatility	21.15%		28.96%		56.27%
Expected remaining life	4.6	years	1.0	year	4.5	years

Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2021		2020
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	3,455,959	$30.54	2,404,892	$29.20
Granted	50,000	31.49	1,267,267	33.19
Exercised	(101,326)	26.52	—	—
Cancelled	(1,250,033)	30.64	(216,200)	31.09
Balance at end of year	2,154,600	$30.69	3,455,959	$30.54

Vested options at end of year	188,927	$26.52	—	$—

TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2021		2020
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	795,000	$2.06	515,000	$2.43
Granted	—	—	310,000	1.40
Exercised	(39,999)	2.16	—	—
Cancelled	(385,498)	2.01	(30,000)	1.65
Balance at end of year	369,503	$2.09	795,000	$2.06

Vested options at end of year	48,832	$4.56	35,000	$6.85